CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUES BY CONCENTRATION OF RISK

For the year/period ended December 31, 2022 and December 31, 2021, the customers who accounted for total Company’s revenues and its accounts receivable balance at year/period-end are presented as follows:

	As of December 31, 2022		As of December 31, 2021
	USD	%	USD	%
Tapaszto Optic	-	-%	1,049	13%
Infar International	-	-%	6,833	84%
Cross Optical	-	-%	255	3%
Simson Trading Sdn. Bhd.	3,239	-%	-	-%

Total	3,239	100%	8,137	100%